Cover	Nov. 06, 2026
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Research Alliance Corporation V
Entity Central Index Key	0002137779
Entity Primary SIC Number	6770
Entity Tax Identification Number	98-1936674
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	600 Fifth Avenue, 23rd Floor
Entity Address, Address Line Two	New York
Entity Address, City or Town	NY
Entity Address, Postal Zip Code	10020
Entity Phone Fax Numbers [Line Items]
City Area Code	617
Local Phone Number	778 2500
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Matthew Hammond
Entity Address, Address Line One	600 Fifth Avenue, 23rd Floor
Entity Address, Address Line Two	New York
Entity Address, City or Town	NY
Entity Address, Postal Zip Code	10020
Entity Phone Fax Numbers [Line Items]
City Area Code	617
Local Phone Number	778 2500